Shareholder Report, Line Graph (Details) - USD ($)					6 Months Ended	12 Months Ended
	Feb. 27, 2024	Mar. 31, 2022	Jun. 30, 2021	Apr. 30, 2018	Jul. 31, 2014	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Jun. 30, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000199439
Account Value [Line Items]
Line Graph and Table Measure Name						Belmont Theta Income Fund - Institutional Class
Account Value				$ 10,000		$ 11,606								$ 10,395					$ 9,417		$ 9,738	$ 9,522	$ 10,065	$ 10,195
C000227329
Account Value [Line Items]
Line Graph and Table Measure Name						Channing Intrinsic Value Small-Cap Fund - I
Account Value			$ 10,000			$ 11,293								9,868					8,985		9,900
C000234651
Account Value [Line Items]
Line Graph and Table Measure Name		MDP Low Volatility Fund - I
Account Value		$ 10,000				11,591	$ 11,497			$ 11,237		$ 10,611	$ 10,026		$ 10,221	$ 9,749	$ 9,319	$ 8,920		$ 9,180
C000248358
Account Value [Line Items]
Line Graph and Table Measure Name	Regan Floating Rate MBS ETF
Account Value	$ 10,000					10,362	10,288	$ 10,199	$ 10,147	10,095	$ 10,032
C000074420
Account Value [Line Items]
Line Graph and Table Measure Name					Summitry Equity Fund
Account Value					$ 10,000	26,655								22,227					19,015		21,826	14,876	14,807	14,133	$ 13,027	$ 11,024	$ 10,883
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000		23,208								19,000					16,812		17,630	12,921	11,541	10,687
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000			12,850								10,613					9,422		10,169
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				12,189	12,053			11,598		$ 10,528	$ 9,465		$ 9,823	$ 9,071	$ 8,475	$ 7,915		$ 8,355
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Account Value	$ 10,000					10,437	10,169	10,052	9,855	10,162	10,056
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	34,403								28,165					24,921		26,134	19,153	17,108	15,843	$ 13,629	$ 11,745	$ 11,121
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Account Value				$ 10,000		11,478								10,881					10,464		10,442	$ 10,433	$ 10,283	$ 10,048
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value			$ 10,000			11,041								$ 9,545					$ 9,183		$ 9,642
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000					$ 10,377	$ 10,140	$ 10,045	$ 9,878	$ 10,134	$ 10,041